Investments in Affiliates (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Navios Partners
Balance sheet
Cash and cash equivalents, including restricted cash	$ 34,539	$ 100,449
Current assets	39,835	115,197
Non-current assets	1,310,456	1,223,512
Current liabilities	41,528	30,072
Long- term debt including current portion, net	598,078	575,974
Financial liabilities at fair value	0	0
Non-current liabilities	576,548	559,539
Income Statement
Revenue	223,676	227,356	$ 198,159
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	41,805	74,853	59,006
Net income/(loss)	41,805	74,853	59,006
Navios Acquisition
Balance sheet
Cash and cash equivalents, including restricted cash	61,645	61,162
Current assets	97,349	89,528
Non-current assets	1,676,742	1,607,486
Current liabilities	82,798	71,598
Long- term debt including current portion, net	1,197,583	1,142,002
Financial liabilities at fair value	0	0
Non-current liabilities	1,143,922	1,122,623
Income Statement
Revenue	313,396	264,877	202,397
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	84,796	11,371	(55,690)
Net income/(loss)	84,796	11,371	(55,690)
Acropolis
Balance sheet
Cash and cash equivalents, including restricted cash	668	1,719
Current assets	1,117	2,126
Non-current assets	73	21
Current liabilities	447	450
Long- term debt including current portion, net	0	0
Financial liabilities at fair value	0	0
Non-current liabilities	0	0
Income Statement
Revenue	1,760	2,825	2,230
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	244	1,298	775
Net income/(loss)	244	1,298	775
Navios Europe I
Balance sheet
Cash and cash equivalents, including restricted cash	11,839	12,042
Current assets	14,782	13,764
Non-current assets	179,023	190,638
Current liabilities	15,377	15,649
Long- term debt including current portion, net	96,580	107,034
Financial liabilities at fair value	68,535	68,794
Non-current liabilities	182,537	191,744
Income Statement
Revenue	41,437	35,119	1,152
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	(1,347)	(5,061)	(355)
Net income/(loss)	(1,118)	$ (1,896)	$ (1,096)
Navios Europe II
Balance sheet
Cash and cash equivalents, including restricted cash	17,366
Current assets	22,539
Non-current assets	245,154
Current liabilities	16,897
Long- term debt including current portion, net	129,185
Financial liabilities at fair value	23,568
Non-current liabilities	173,543
Income Statement
Revenue	20,767
Net income/ (loss) before non-cash change in fair value of Junior Loan I and Junior Loan II	1,673
Net income/(loss)	$ 77,252